INCOME TAXES - Company's net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Net operating loss carryforward		$ 138
Startup/Organization expenses	$ 402,703	4,039
Total deferred tax asset	402,703	4,177
Valuation allowance	$ (402,703)	$ (4,177)